Basis of Presentation (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Foreign currency re-measurement loss	$ 1,200,000	$ 300,000	$ 800,000
Goodwill impairment loss	$ 0	$ 0	$ 0
Share-based Payment Arrangement, Option [Member]
Share-based compensation arrangement by share-based payment award, award vesting period (Year)	5 years
Share-based compensation arrangement by share-based payment award, expiration period (Year)	7 years
Performance Shares [Member]
Share-based compensation arrangement by share-based payment award, award vesting period (Year)	3 years
Share-based compensation arrangement by share-based payment award, expiration period (Year)	10 years
Restricted Stock Units (RSUs) [Member]
Share-based compensation arrangement by share-based payment award, award vesting period (Year)	3 years
Share-based compensation arrangement by share-based payment award, expiration period (Year)	10 years
Deferred Share Unit Plan [Member]
Base annual fee, percent	50.00%
Equipment [Member]
Property and equipment useful life (Year)	3 years
Minimum [Member]
Costs to obtain a contract with a customer, period of benefit including renewals (Year)	4 years
Minimum [Member] | Directors and Officers [Member]
Share-based compensation arrangement by share-based payment award, award vesting period (Year)	3 years
Minimum [Member] | Cash-Settled Restricted Share Plan [Member]
Cash settled restricted share units, vesting period (Year)	3 years
Minimum [Member] | Computer Equipment [Member]
Property and equipment useful life (Year)	1 year
Minimum [Member] | Furniture and Fixtures [Member]
Property and equipment useful life (Year)	3 years
Maximum [Member]
Costs to obtain a contract with a customer, period of benefit including renewals (Year)	6 years
Maximum [Member] | Directors and Officers [Member]
Share-based compensation arrangement by share-based payment award, award vesting period (Year)	5 years
Maximum [Member] | Cash-Settled Restricted Share Plan [Member]
Cash settled restricted share units, vesting period (Year)	5 years
Maximum [Member] | Computer Equipment [Member]
Property and equipment useful life (Year)	13 years
Maximum [Member] | Furniture and Fixtures [Member]
Property and equipment useful life (Year)	14 years
Customer Relationships [Member] | Minimum [Member]
Acquired intangible assets estimated useful lives (Year)	2 years
Customer Relationships [Member] | Maximum [Member]
Acquired intangible assets estimated useful lives (Year)	20 years
Existing Technology [member] | Minimum [Member]
Acquired intangible assets estimated useful lives (Year)	4 years
Existing Technology [member] | Maximum [Member]
Acquired intangible assets estimated useful lives (Year)	12 years
Trade Names [Member] | Minimum [Member]
Acquired intangible assets estimated useful lives (Year)	3 years
Trade Names [Member] | Maximum [Member]
Acquired intangible assets estimated useful lives (Year)	15 years
Noncompete Agreements [Member] | Minimum [Member]
Acquired intangible assets estimated useful lives (Year)	2 years
Noncompete Agreements [Member] | Maximum [Member]
Acquired intangible assets estimated useful lives (Year)	12 years